Non-controlling Interests - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2019	Apr. 30, 2019	Aug. 31, 2017
Empresa Digital Peruana SAC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Equity interest acquired	27.60%
Ownership interest	100.00%	72.40%
Cash consideration	$ 3,178
Increase in accumulated deficit	$ 3,178
Contribution by Non-controlling Interest [Member] | Bona Vita Techologies Private Limited ("Bona Vita") [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity			$ 5,500
Contribution by Non-controlling Interest [Member] | Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity			2,500
Contribution by Non-controlling Interest [Member] | H.I.S Co. Ltd., Japan ("HIS") [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issue of equity			$ 3,000